PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Sep. 30, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment

Property and equipment, stated at cost, less accumulated depreciation consisted of the following:

	Estimated Useful Life (Years)	September 30, 2012	March 31, 2012

Property and equipment	5	4,359	$3,036

Less accumulated depreciation		(436)	(-)

		3,923	$3,036